Revenue - Summary Of Reconciliation Of Contract Assets And Contract Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Contract Assets
Contract Assets
Beginning balance asset	$ 46,049
Contract asset additions	90,926
Amounts transferred to trade receivables	(63,588)
Foreign currency adjustment	(159)
Ending balance asset	73,228	$ 27,400
Contract Liabilities
Foreign currency adjustment	(159)
Contract Liabilities
Contract Assets
Foreign currency adjustment	(2,119)
Contract Liabilities
Beginning balance liabilities	132,444
Amounts transferred to trade receivables	0
Customer prepayments	43,031
Revenue recognized	(78,752)	(2,500)
Foreign currency adjustment	(2,119)
Ending balance liabilities	$ 94,604	$ 116,400